COMMITMENTS AND CONTINGENCIES (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments to Fund Various Senior Term Loans, Equipment Loans and Bridge Loans
As of March 31, 2021 and December 31, 2020, the Company had the following commitments to fund various senior term loans, equipment loans and bridge loans.

	As of March 31, 2021	As of December 31, 2020

Total original loan commitments	$130,684,459	$107,292,176
Less: drawn commitments	(97,214,795)	(87,467,057)
Total undrawn commitments	$33,469,664	$19,825,119

As of December 31, 2020, the Company had the following commitments to fund various senior term loans, equipment loans and bridge loans.

As of December 31, 2020
Total original loan commitments	$107,292,176
Less: drawn commitments	(87,467,057)
Total undrawn commitments	$19,825,119